Long-Term Debt (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Sale leaseback financing obligation	$ 121,992,000	$ 126,643,000
Senior term loan on Uphoff properties		56,452,000
Capital lease obligations	7,000	494,000
Total debt	1,975,967,000	1,105,976,000
Less: current maturities	5,084,000	13,772,000
Less: debt issuance costs	18,352,000	0
Long-term debt, net of current maturities	1,952,531,000	1,092,204,000
2014 Revolver [Member]
Debt Instrument [Line Items]
Line of credit	450,000,000	683,378,000
6.375% Senior Notes Due 2023 [Member]
Debt Instrument [Line Items]
Senior notes	800,000,000
5.500% Senior Notes Due 2020 [Member]
Debt Instrument [Line Items]
Senior notes	600,000,000
Notes Payable, Bearing Interest at 6% and 4% [Member]
Debt Instrument [Line Items]
Notes payable	3,525,000	3,552,000
Notes Payable, Bearing Interest at 7% [Member]
Debt Instrument [Line Items]
Notes payable	443,000	457,000
Promissory Note with ETP [Member]
Debt Instrument [Line Items]
Line of credit	$ 0
Notes payable		$ 235,000,000